Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Features of Convertible Preferred Stock [Abstract]
Summary of Preferred Stock
During 2020 and 2019, the Corporation did not issue any additional shares of preferred stock.
As of each balance sheet date, preferred stock consisted of the following ($ in millions, except for share amounts):

As of December 31, 2020 and 2019, after recapitalization
	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding (1)	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion (1)
Series A Preferred stock	10,907,993	10,907,993	$5.5	$5.5	10,907,993
Series A-1 Preferred stock	14,888,608	14,888,608	7.5	30.0	14,888,608
Series B Preferred stock	21,381,446	21,381,446	35.0	35.0	21,381,446
Series C Preferred stock	39,431,582	39,431,582	160.2	160.2	39,431,582
Series D Preferred stock	68,777,396	52,834,717	239.6	239.6	52,834,717

	155,387,025	139,444,346	447.8	470.3	139,444,346

(1)
Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3, “Reverse Capitalization,” for details.